UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-08529

Monteagle Funds

(Exact name of registrant as specified in charter)

2728 19th Place South, Suite 160,  Homewood, AL 35209

 (Address of principal executive offices)  (Zip code)

The Corporation Trust Company
Corporation Trust Center, 1209 Orange Street, Wilmington, DE 19801

 (Name and address of agent for service)

With copies to:

C. Richard Ropka, Esq.

Law Office of C. Richard Ropka

215 Fries Mill Road

Turnersville, NJ  08012

Registrant's telephone number, including area code: (800)238-7701

Date of fiscal year end: August 31

Date of reporting period: February 28, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

Monteagle Funds

Select Value Fund
Institutional Class - MVEIX

Opportunity Equity Fund
Investor Class - HEQFX
Institutional Class – HEQCX

Enhanced Equity Income Fund
Institutional Class - EEIFX

Smart Diversification Fund
Institutional Class - SMDFX

The Texas Fund
Institutional Class - BIGTX

Semi-Annual Report (Unaudited)
February 28, 2023

             TABLE OF CONTENTS

February 28, 2023

Supplementary Portfolio Information.........................................................................	1
Schedule of Investments.............................................................................................	6
Statement of Assets & Liabilities...............................................................................	21
Statements of Operations............................................................................................	22
Statements of Changes in Net Assets.........................................................................	23
Financial Highlights...................................................................................................	28
Notes to Financial Statements....................................................................................	34
About your Funds' Expenses......................................................................................	50
Trustees & Officers of the Trust.................................................................................	53
Compensation of Trustees & Officers........................................................................	55
Additional Information...............................................................................................	56

MONTEAGLE SELECT VALUE FUND

SUPPLEMENTARY PORTFOLIO INFORMATION

FEBRUARY 28, 2023 (UNAUDITED)

FUND PROFILE:

Top Ten Long-Term Portfolio Holdings	(% of Net Assets)
Rollins, Inc.	4.38%
The Progressive Corp.	4.36%
DuPont de Nemours, Inc.	3.90%
PulteGroup, Inc.	3.84%
Nasdaq Inc	3.77%
LKQ Corp.	3.74%
D.R. Horton, Inc.	3.57%
Willis Towers Watson PLC	3.40%
Leidos Holdings, Inc.	3.33%
Ameren Corp.	3.17%
37.46%

Top Ten Portfolio Industries/Investment Types	(% of Net Assets)
Utilities	15.18%
Healthcare Equipment & Services	12.43%
Money Market Fund	8.76%
Consumer Durables & Apparel	8.49%
Insurance	7.76%
Commercial & Professional Services	7.71%
Retailing	5.81%
Banks	5.36%
Capital Goods	4.99%
Technology Hardware & Equipment	4.70%
81.19%

Semi-Annual Report | 1

MONTEAGLE OPPORTUNITY EQUITY FUND

SUPPLEMENTARY PORTFOLIO INFORMATION

FEBRUARY 28, 2023 (UNAUDITED)

FUND PROFILE:

Top Ten Long-Term Portfolio Holdings	(% of Net Assets)
EastGroup Properties, Inc.	2.02%
Mid-America Apartment Communities, Inc.	1.87%
ONEOK, Inc.	1.77%
MINISO Group Holding Limited ADR	1.73%
Genuine Parts Co.	1.65%
California Resources Corp.	1.63%
Fair Isaac Corp.	1.58%
Kulicke and Soffa Industries, Inc.	1.51%
NMI Holdings, Inc. Class A	1.40%
National Retail Properties Inc.	1.39%
16.55%

Top Ten Portfolio Industries/Investment Types	(% of Net Assets)
Capital Goods	13.10%
Real Estate Investment Trusts	7.72%
Retailing	7.23%
Banks	6.95%
Software & Services	6.94%
Healthcare Equipment & Services	6.25%
Technology Hardware & Equipment	5.47%
Insurance	5.07%
Oil, Gas & Consumable Fuels	4.32%
Consumer Services	3.96%
67.01%

Semi-Annual Report | 2

ENHANCED EQUITY INCOME FUND

SUPPLEMENTARY PORTFOLIO INFORMATION

FEBRUARY 28, 2023 (UNAUDITED)

FUND PROFILE:

Top Ten Long-Term Portfolio Holdings	(% of Net Assets)
Apple, Inc.	5.02%
SPDR S&P 500 ETF Trust	4.36%
Salesforce.com, Inc.	4.26%
Microsoft Corp.	4.00%
Coca-Cola Co.	3.63%
Humana, Inc.	3.47%
UnitedHealth Group, Inc.	3.34%
Visa, Inc. Class A	3.30%
JPMorgan Chase & Co	3.16%
Deere & Co.	2.94%
37.48%

Top Ten Portfolio Industries	(% of Net Assets)
Money Market Fund	18.15%
Software & Services	11.56%
Healthcare Equipment & Services	9.31%
Pharmaceuticals, Biotechnology & Life Science	8.00%
Capital Goods	7.92%
Food, Beverage & Tobacco	6.37%
Banks	5.65%
Oil, Gas & Consumable Fuels	5.12%
Technology Hardware & Equipment	5.02%
Exchange Traded Fund	4.36%
81.46%

Semi-Annual Report | 3

SMART DIVERSIFICATION FUND

SUPPLEMENTARY PORTFOLIO INFORMATION

FEBRUARY 28, 2023 (UNAUDITED)

FUND PROFILE:

Top Long-Term Portfolio Holdings	(% of Net Assets)
SPDR S&P 500 ETF Trust	20.13%
SPDR Portfolio Developed World ex-US ETF	14.14%
SPDR Dow Jones Industrial Average ETF Trust	11.94%
iShares MSCI China ETF	11.00%
Invesco QQQ Trust, Series 1 ETF	9.20%
iShares MSCI Brazil ETF	7.12%
iShares MSCI India ETF	5.47%
First Trust Brazil AlphaDEX Fund	5.33%
iShares MSCI EAFE ETF	3.62%
SPDR Portfolio Emerging Markets ETF	3.48%
91.43%

Top Portfolio Investment Types	(% of Net Assets)
Exchange Traded Funds	95.03%
Money Market Fund	5.06%
100.09%

Semi-Annual Report | 4

THE TEXAS FUND

SUPPLEMENTARY PORTFOLIO INFORMATION

FEBRUARY 28, 2023 (UNAUDITED)

FUND PROFILE:

Top Ten Long-Term Portfolio Holdings	(% of Net Assets)
Encore Wire Corp.	2.84%
Fluor Corp.	2.02%
Cirrus Logic, Inc.	1.46%
International Bancshares Corp.	1.43%
Prosperity Bancshares, Inc.	1.43%
McKesson Corp.	1.40%
KBR, Inc.	1.33%
National Instruments Corp.	1.31%
Quanex Building Products Corp.	1.31%
Arcosa, Inc.	1.30%
15.83%

Top Ten Portfolio Industries	(% of Net Assets)
Capital Goods	13.11%
Banks	8.09%
Diversified Financials	5.41%
Healthcare Equipment & Services	5.30%
Software & Services	5.03%
Commercial & Professional Services	4.12%
Consumer Services	3.91%
Oil, Gas & Consumable Fuels	3.50%
Technology Hardware & Equipment	3.32%
Semiconductors & Semiconductor Equipment	3.13%
54.92%

Semi-Annual Report | 5

MONTEAGLE SELECT VALUE FUND

SCHEDULE OF INVESTMENTS

FEBRUARY 28, 2023 (UNAUDITED)

Shares		Fair Value

COMMON STOCKS - 87.52%

Automobiles & Components - 2.09%
6,300	BorgWarner, Inc.	$ 316,764

Banks - 5.36%
3,300	First Republic Bank	405,933
2,450	Signature Bank	281,872
2,600	U.S. Bancorp	124,098
		811,903
Capital Goods - 4.99%
1,650	Illinois Tool Works, Inc.	384,714
500	TransDigm Group, Inc. *	371,935
		756,649
Chemicals - 3.90%
8,100	DuPont de Nemours, Inc.	591,543

Commercial & Professional Services - 7.71%
5,200	Leidos Holdings, Inc.	504,764
18,850	Rollins, Inc.	663,520
		1,168,284
Consumer Durables & Apparel - 8.49%
5,850	D.R. Horton, Inc.	541,008
11,120	Newell Brands, Inc.	163,353
10,650	PulteGroup, Inc.	582,236
		1,286,597
Diversified Financials - 3.77%
10,200	Nasdaq, Inc.	571,812

Healthcare Equipment & Services - 12.43%
3,800	Baxter International, Inc.	151,810
4,000	Dexcom, Inc. *	444,040
700	Humana, Inc.	346,514
2,500	Medtronic PLC (Ireland)	207,000
1,550	Resmed, Inc.	330,150
2,150	Steris PLC	404,264
		1,883,778
Insurance - 7.76%
4,600	Progressive Corp.	660,192
2,200	Willis Towers Watson PLC	515,592
		1,175,784
Retailing - 5.81%
1,450	Dollar General Corp.	313,635
9,900	LKQ Corp.	567,171
		880,806
Semiconductors & Semiconductor Equipment - 1.30%
3,400	Micron Technology, Inc.	196,588

Software & Services - 1.82%
1,400	VeriSign, Inc. *	275,562

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 6

MONTEAGLE SELECT VALUE FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2023 (UNAUDITED)

Shares		Fair Value

Technology Hardware & Equipment - 4.70%
5,800	Cisco Systems, Inc.	$ 280,836
3,500	IPG Photonics Corp. *	431,340
		712,176
Transportation - 2.21%
1,650	FedEx Corp.	335,313

Utilities - 15.18%
5,800	Ameren Corp.	479,718
5,900	Eversource Energy	444,624
6,000	NextEra Energy, Inc.	426,180
14,500	NRG Energy, Inc.	475,455
7,350	Xcel Energy, Inc.	474,590
		2,300,567

TOTAL FOR COMMON STOCKS (Cost $14,733,130) - 87.52%		13,264,126

REAL ESTATE INVESTMENT TRUSTS - 3.68%
1,500	American Tower Corp.	297,015
2,000	Crown Castle International Corp.	261,500

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $789,019) - 3.68%		558,515

MONEY MARKET FUND - 8.76%
1,327,243	Federated Hermes Government Obligations Fund - Institutional Class, 4.40% **	1,327,243

TOTAL FOR MONEY MARKET FUND (Cost $1,327,243) - 8.76%		1,327,243

TOTAL INVESTMENTS (Cost $16,849,392) - 99.96%		15,149,884

OTHER ASSETS LESS LIABILTITIES - 0.04%		5,384

NET ASSETS - 100.00%		$ 15,155,268

* Non-Income producing.

** 7-day yield as of February 28, 2023.

PLC - Public Limited Company

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 7

MONTEAGLE OPPORTUNITY EQUITY FUND

SCHEDULE OF INVESTMENTS

FEBRUARY 28, 2023 (UNAUDITED)

Shares		Fair Value

COMMON STOCKS - 91.79%

Banks - 6.95%
6,400	Bank OZK	$ 294,592
5,100	Cathay General Bancorp	218,892
3,600	East West Bancorp, Inc.	274,356
5,500	First Interstate Bancsystem, Inc. Class A	195,470
4,500	Heartland Financial USA, Inc.	222,480
18,000	NMI Holdings, Inc. *	420,120
2,200	South State Corp.	177,496
7,900	Washington Federal, Inc.	277,053
		2,080,459
Capital Goods - 13.10%
3,600	A.O. Smith Corp.	236,268
1,700	AGCO Corp.	239,377
2,100	Applied Industrial Technologies, Inc.	300,006
4,900	AZZ, Inc.	199,185
2,300	Crane Holdings, Inc.	275,494
1,000	Cummins, Inc.	243,080
1,500	Curtiss-Wright Corp.	262,185
2,400	EMCOR Group, Inc.	401,328
3,000	Franklin Electric Co., Inc.	286,710
900	Huntington Ingalls Industries, Inc.	193,680
1,800	John Bean Technologies Corp.	199,602
900	L3Harris Technologies, Inc.	190,071
4,100	Masco Corp.	214,963
2,400	Myr Group, Inc. *	289,464
1,000	Nordson Corp.	219,640
2,000	Stanley Black & Decker, Inc.	171,220
		3,922,273
Chemicals - 1.78%
3,800	Eastman Chemical Co.	323,760
1,800	Celanese Corp.	209,214
		532,974
Commercial & Professional Services - 0.69%
1,600	Republic Services, Inc.	206,288

Consumer Durables & Apparel - 2.52%
2,100	Helen of Troy Ltd. (Bermuda) *	236,649
5,700	PulteGroup, Inc.	311,619
1,500	Whirlpool Corp.	206,970
		755,238
Consumer Services - 3.96%
2,800	Cracker Barrel Old Country Store, Inc.	305,088
3,800	Dine Brands Global, Inc.	291,346
3,700	Service Corp. International	249,861
5,800	Yum China Holdings, Inc. (China)	340,634
		1,186,929

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 8

MONTEAGLE OPPORTUNITY EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2023 (UNAUDITED)

Shares		Fair Value

Containers & Packaging - 1.39%
18,800	Amcor PLC (Switzerland)	$ 209,432
3,500	Sonoco Products Co.	206,710
		416,142
Diversified Financials - 2.25%
1,800	Cboe Global Markets, Inc.	227,106
6,000	Lazard Ltd. Class A (Bermuda)	224,160
3,700	SEI Investments Co.	222,925
		674,191
Electric Utilities - 2.24%
5,200	Hawaiian Electric Industries, Inc.	210,340
3,000	OGE Energy Corp.	107,160
3,200	Otter Tail Corp.	226,848
4,700	PPL Corp.	127,229
		671,577
Energy Equipment & Services - 1.15%
9,500	Halliburton Co.	344,185

Food, Beverage & Tobacco - 2.90%
2,400	Archer-Daniels Midland Co.	191,040
3,200	Darling Ingredients, Inc. *	202,464
2,200	Ingredion, Inc.	218,680
4,300	Tyson Foods, Inc. Class A	254,732
		866,916
Food & Staples Retailing - 0.66%
4,600	The Kroger Co.	198,444

Gas Utilities - 0.45%
3,600	UGI Corp.	134,028

Healthcare Equipment & Services - 6.25%
5,400	Baxter International, Inc.	215,730
4,100	Cardinal Health, Inc.	310,411
2,900	DaVita, Inc. *	238,554
9,200	InMode Ltd. (Israel) *	324,852
900	Molina Healthcare, Inc. *	247,797
3,000	The Ensign Group, Inc.	268,440
2,000	Universal Health Services, Inc. Class B	267,140
		1,872,924
Insurance - 5.07%
3,600	Aflac, Inc.	245,340
5,400	American Equity Investment Life Holding Co.	224,910
700	Everest Re Group Ltd. (Bermuda)	268,779
1,400	The Hanover Insurance Group, Inc.	195,272
4,600	The Hartford Financial Services Group, Inc.	360,088
1,200	The Travelers Cos., Inc.	222,144
		1,516,533

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 9

MONTEAGLE OPPORTUNITY EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2023 (UNAUDITED)

Shares		Fair Value

Media & Entertainment - 2.14%
8,200	Paramount Global Class B	$ 175,644
17,000	Sciplay Corp. Class A *	281,180
5,800	Warner Music Group Corp. Class A	183,048
		639,872
Metal & Mining - 2.56%
4,078	Agnico Eagle Mines Ltd. (Canada)	187,710
11,300	Barrick Gold Corp.	182,156
9,300	Ternium SA ADR	396,273
		766,139
Multi Utilities - 1.86%
3,000	Avista Corp.	123,360
1,000	DTE Energy Co.	109,710
10,200	MDU Resources Group, Inc.	324,870
		557,940
Oil, Gas & Consumable Fuels - 4.32%
11,600	California Resources Corp.	489,520
5,100	Devon Energy Corp.	274,992
8,100	ONEOK, Inc.	530,145
		1,294,657
Pharmaceuticals, Biotechnology & Life Science - 3.64%
1,000	Biogen, Inc. *	269,860
2,800	Incyte Corp. *	215,544
1,400	Jazz Pharmaceuticals PLC (Ireland) *	196,560
1,500	PerkinElmer, Inc.	186,855
900	United Therapeutics Corp. *	221,436
		1,090,255
Retailing - 7.23%
3,600	Best Buy Co., Inc.	299,196
1,800	Dollar Tree, Inc. *	261,504
5,600	Ebay, Inc.	257,040
2,800	Genuine Parts Co.	495,208
29,000	MINISO Group Holding Ltd. Class A ADR *	519,100
2,300	Penske Automotive Group, Inc.	331,545
		2,163,593
Semiconductors & Semiconductor Equipment - 3.34%
8,500	Kulicke & Soffa Industries, Inc.	453,050
1,600	NXP Semiconductors NV (Netherlands)	285,568
2,600	Qorvo, Inc. *	262,314
		1,000,932
Software & Services - 6.94%
26,400	A10 Networks, Inc.	401,808
3,000	Amdocs Ltd.	274,830
2,050	Check Point Software Technology Ltd. (Israel) *	253,626
700	Fair Isaac Corp. *	474,173
5,900	Genpact Ltd. (Bermuda)	281,607
2,000	Leidos Holdings, Inc.	194,140
22,900	PagSeguro Digital Ltd. Class A (Brazil) *	198,543
		2,078,727

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 10

MONTEAGLE OPPORTUNITY EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2023 (UNAUDITED)

Shares		Fair Value

Technology Hardware & Equipment - 5.47%
3,100	Arrow Electronics, Inc. *	$ 365,769
5,600	Cognex Corp.	265,552
16,600	Flex Ltd. (Singapore) *	377,816
2,100	TE Connectivity Ltd. (Switzerland)	267,372
1,200	Zebra Technologies Corp. Class A *	360,300
		1,636,809
Telecommunication Services - 0.46%
3,100	BCE, Inc.	137,175

Transportation - 2.05%
2,900	ArcBest Corp.	278,980
1,850	Landstar System, Inc.	334,462
		613,442
Water Utilities - 0.42%
900	American Water Works Co., Inc.	126,342

TOTAL FOR COMMON STOCKS (Cost $23,558,656) - 91.79%		27,484,984

REAL ESTATE INVESTMENT TRUSTS - 7.72%
3,700	Eastgroup Properties, Inc.	604,099
10,400	LTC Properties, Inc.	372,528
3,500	Mid-America Apartment Communities, Inc.	560,350
6,500	National Health Investors, Inc.	357,500
9,200	National Retail Properties, Inc.	416,944
		2,311,421

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $2,026,994) - 7.72%		2,311,421

MONEY MARKET FUND - 0.46%
138,502	Federated Hermes Government Obligations Fund - Institutional Class, 4.40% **	138,502

TOTAL FOR MONEY MARKET FUND (Cost $138,502) - 0.46%		138,502

TOTAL INVESTMENTS (Cost $25,724,152) - 99.97%		29,934,907

OTHER ASSETS LESS LIABILITIES - 0.03%		8,764

NET ASSETS - 100.00%		$ 29,943,671

* Non-Income producing.

** 7-day yield as of February 28, 2023.

ADR - American Depositary Receipt

PLC - Public Limited Company

SA - Société Anonyme, a French term for a public limited company.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 11

MONTEAGLE ENHANCED EQUITY INCOME FUND

SCHEDULE OF INVESTMENTS

FEBRUARY 28, 2023 (UNAUDITED)

Shares		Fair Value

COMMON STOCKS - 76.88%

Automobiles & Components - 2.09%
800	Ferrari NV *	$ 208,296

Banks - 5.65%
1,600	M&T Bank Corp.	248,464
2,200	JPMorgan Chase & Co.	315,370
		563,834
Capital Goods - 7.92%
700	Deere & Co.	293,468
3,500	Johnson Controls International PLC	219,520
600	Northrop Grumman Corp.	278,466
		791,454
Chemicals - 2.63%
4,600	Dow, Inc.	263,120

Consumer Services - 2.91%
1,100	McDonald's Corp.	290,301

Diversified Financials - 2.63%
3,700	Apollo Global Management, Inc.	262,330

Food, Beverage & Tobacco - 6.37%
6,100	Coca-Cola Co.	363,011
4,200	Mondelez International, Inc. Class A	273,756
		636,767
Healthcare Equipment & Services - 9.31%
3,000	CVS Health Corp.	250,620
700	Humana, Inc.	346,514
700	UnitedHealth Group, Inc.	333,158
		930,292
Media & Entertainment - 2.29%
2,300	Walt Disney Co. *	229,103

Oil, Gas & Consumable Fuels - 5.12%
2,500	ConocoPhillips	258,375
2,300	Exxon Mobil Corp.	252,793
		511,168
Pharmaceuticals, Biotechnology & Life Science - 8.00%
1,700	AbbVie, Inc.	261,630
900	Eli Lilly & Co.	280,098
3,200	Gilead Sciences, Inc.	257,696
		799,424
Software & Services - 11.56%
1,600	Microsoft Corp.	399,072
2,600	Salesforce.com, Inc. *	425,386
1,500	Visa, Inc. Class A	329,910
		1,154,368

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 12

MONTEAGLE ENHANCED EQUITY INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2023 (UNAUDITED)

Shares		Fair Value

Technology Hardware & Equipment - 5.02%
3,400	Apple, Inc.	$ 501,194

Telecommunication Services - 2.68%
6,900	Verizon Communications, Inc.	267,789

Utilities - 2.70%
9,700	CenterPoint Energy, Inc.	269,854

TOTAL FOR COMMON STOCKS (Cost $7,791,818) - 76.88%		7,679,294

EXCHANGE TRADED FUND - 4.36%
1,100	SPDR S&P 500 ETF Trust	435,886

TOTAL FOR EXCHANGE TRADED FUND (Cost $441,686) - 4.36%		435,886

REAL ESTATE INVESTMENT TRUSTS - 4.28%
800	SBA Communications Corp.	207,480
1,800	Simon Property Group, Inc.	219,762
		427,242

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $456,530) - 4.28%		427,242

MONEY MARKET FUND - 18.15%
1,813,138	Federated Hermes Government Obligations Fund - Institutional Class, 4.40% **	1,813,138

TOTAL FOR MONEY MARKET FUND (Cost $1,813,138) - 18.15%		1,813,138

TOTAL INVESTMENTS (Cost $10,503,172) - 103.67%		10,355,560

LIABILITIES IN EXCESS OF OTHER ASSETS - (3.67)%		(366,760)

NET ASSETS - 100.00%		$9,988,800

* Non-Income producing.

** 7-day yield as of February 28, 2023.

PLC - Public Limited Company

NV - Naamloze Vennootschap, a Dutch term for public limited company.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 13

SMART DIVERSIFICATION FUND

SCHEDULE OF INVESTMENTS

FEBRUARY 28, 2023 (UNAUDITED)

Shares		Fair Value

EXCHANGE TRADED FUNDS - 95.03%
100,000	First Trust Brazil AlphaDEX Fund	$ 1,021,000
2,796	First Trust Emerging Markets AlphaDEX Fund	59,117
6,000	Invesco QQQ Trust, Series 1 ETF	1,761,360
50,000	iShares MSCI Brazil ETF	1,363,500
44,000	iShares MSCI China ETF	2,105,840
10,000	iShares MSCI EAFE ETF	693,500
10,000	iShares MSCI Emerging Markets ETF	382,300
27,000	iShares MSCI India ETF *	1,047,600
10,000	SPDR Bloomberg Short Term High Yield Bond ETF	246,400
7,000	SPDR Dow Jones Industrial Average ETF Trust	2,285,990
86,483	SPDR Portfolio Developed World ex-US ETF	2,706,053
20,000	SPDR Portfolio Emerging Markets ETF	665,800
9,725	SPDR S&P 500 ETF Trust	3,853,628
		18,192,088

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $17,756,576) - 95.03%		18,192,088

MONEY MARKET FUND - 5.06%
968,000	Federated Hermes Government Obligations Fund - Institutional Class, 4.40% **	968,000

TOTAL FOR MONEY MARKET FUND (Cost $968,000) - 5.06%		968,000

TOTAL INVESTMENTS (Cost $18,724,576) - 100.09%		19,160,088

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.09)%		(16,786)

NET ASSETS - 100.00%		$19,143,302

** 7-day yield as of February 28, 2023.

ETF - Exchange Traded Fund

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 14

THE TEXAS FUND

SCHEDULE OF INVESTMENTS

FEBRUARY 28, 2023 (UNAUDITED)

Shares		Fair Value

COMMON STOCKS - 97.46%

Automobiles - 0.53%
360	Tesla, Inc. *	$ 74,056

Automobiles & Components - 0.46%
970	XPEL, Inc. *	64,806

Banks - 8.09%
725	Cullen/Frost Bankers, Inc.	95,569
3,095	First Financial Bankshares, Inc.	113,525
7,065	First Foundation, Inc.	106,470
586	Independent Bank Group, Inc.	34,492
4,105	International Bancshares Corp.	199,216
1,598	Mr. Cooper Group, Inc. *	74,195
2,707	Prosperity Bancshares, Inc.	198,937
2,760	South Plains Financial, Inc.	72,560
6,153	Stellar Bancorp, Inc.	179,975
2,009	Veritex Holdings, Inc.	53,560
		1,128,499
Capital Goods - 13.11%
2,125	Builders FirstSource, Inc. *	180,157
1,033	Comfort Systems USA, Inc.	150,240
563	CSW Industrials, Inc.	79,698
2,054	Encore Wire Corp.	396,443
7,670	Fluor Corp. *	281,259
2,555	Hyliion Holdings Corp. Class A *	7,231
279	Jacobs Engineering Group, Inc.	33,340
7,050	Quanex Building Products Corp.	182,947
752	Quanta Services, Inc.	121,373
3,092	Rush Enterprises, Inc. Class A	175,255
1,331	Textron, Inc.	96,537
4,706	Thermon Group Holdings, Inc. *	124,474
		1,828,954
Chemicals - 3.02%
2,454	Huntsman Corp.	72,000
11,171	Kronos Worldwide, Inc.	126,121
5,560	Valhi, Inc.	131,718
766	Westlake Chemical Corp.	91,261
		421,100
Commercial & Professional Services - 4.12%
2,565	Copart, Inc. *	180,730
4,935	Ennis, Inc.	107,336
1,307	Insperity, Inc.	162,186
832	Waste Management, Inc.	124,600
		574,852
Construction Materials - 0.92%
919	Eagle Materials, Inc.	128,954

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 15

THE TEXAS FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2023 (UNAUDITED)

Shares		Fair Value

Construction & Engineering - 2.58%
2,018	AECOM	$ 174,274
3,378	KBR, Inc.	186,162
		360,436
Consumer Durables & Apparel - 2.25%
1,752	D.R. Horton, Inc.	162,025
5,379	Green Brick Partners, Inc. *	167,825
3,370	Legacy Housing Corp. *	67,265
2,748	Topgolf Callaway Brands Corp. *	63,699
		460,814
Consumer Finance - 0.60%
1,100	FirstCash, Inc.	97,075

Consumer Services - 3.91%
424	Biglari Holdings, Inc. Class B *	76,235
1,721	Brinker International, Inc. *	65,398
2,060	Chuy's Holdings, Inc. *	73,645
3,168	Dave & Buster's Entertainment, Inc. *	126,783
958	Service Corp. International	64,694
2,506	Six Flags Entertainment Corp. *	66,158
424	Wingstop, Inc.	72,228
		545,141
Diversified Financials - 5.41%
4,921	Avantax, Inc. *	140,691
4,036	Main Street Capital Corp.	171,490
7,840	Open Lending Corp. Class A *	55,507
10,115	P10, Inc. Class A	108,939
70	Texas Pacific Land Trust	124,613
4,650	TPG, Inc.	153,543
		754,783
Energy - 0.67%
758	Marathon Petroleum Corp.	93,689

Energy Equipment & Services - 0.95%
903	Cactus, Inc. Class A	41,493
1,545	ChampionX Corp.	47,231
5,892	Select Energy Services, Inc. Class A	43,719
		132,443
Engineering & Construction - 1.30%
2,995	Arcosa, Inc.	181,497

Food, Beverage & Tobacco - 2.24%
2,364	Darling Ingredients, Inc. *	149,570
4,701	Keurig Dr. Pepper, Inc.	162,420
		311,990

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 16

THE TEXAS FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2023 (UNAUDITED)

Shares		Fair Value

Healthcare Equipment & Services - 5.30%
670	Addus HomeCare Corp. *	$ 72,789
1,204	AMN Healthcare Services, Inc. *	108,372
234	Atrion Corp.	132,912
821	CorVel Corp. *	148,010
557	McKesson Corp.	194,844
810	U.S. Physical Therapy, Inc.	82,077
		739,004
Household & Personal Products - 1.07%
1,193	Kimberly-Clark Corp.	149,185

Insurance - 1.09%
1,250	Globe Life, Inc.	152,113

Integrated Oil & Gas - 0.92%
802	Exxon Mobil Corp.	88,148
682	Occidental Petroleum Corp.	39,938
		128,086
Leisure Products - 0.41%
1,465	YETI Holdings, Inc. *	57,106

Media - 1.11%
830	Nexstar Media Group, Inc. Class A	154,297

Media & Entertainment - 0.73%
2,915	Bumble, Inc. Class A *	70,485
4,250	iHeartMedia, Inc. Class A *	30,855
		101,340
Metals & Mining - 0.84%
2,255	Commercial Metals Co.	116,696

Oil & Gas Drilling - 0.26%
2,598	Patterson-UTI Energy, Inc.	35,593

Oil & Gas Equipment Services - 2.64%
1,434	Halliburton Co.	51,954
4,935	Nextier Oilfield Solutions, Inc. *	45,057
4,660	ProPetro Holding Corp. *	41,055
2,991	Schlumberger Ltd.	159,151
1,450	Tidewater, Inc. *	70,818
		368,035
Oil & Gas Exploration & Production - 2.28%
507	ConocoPhillips	52,398
306	Diamondback Energy, Inc.	43,017
352	EOG Resources, Inc.	39,783
675	Matador Resources Co.	36,308
191	Pioneer Natural Resources Co.	38,278
1,867	Range Resources Corp.	50,297
6,917	Southwestern Energy Co. *	36,660
3,887	W&T Offshore, Inc. *	21,806
		318,547

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 17

THE TEXAS FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2023 (UNAUDITED)

Shares		Fair Value

Oil & Gas Refining & Marketing - 2.55%
1,423	CVR Energy, Inc.	$ 45,152
1,180	HF Sinclair Corp.	58,670
4,208	Par Pacific Holdings, Inc. *	116,898
818	Phillips 66	83,894
390	Valero Energy Corp.	51,375
		355,989
Oil & Gas Storage & Transportation - 2.37%
829	Cheniere Energy, Inc.	130,435
7,453	EnLink Midstream LLC.	83,921
4,591	Kinder Morgan, Inc.	78,322
505	Targa Resources Corp.	37,421
		330,099
Oil, Gas & Consumable Fuels - 3.50%
1,000	APA Corp.	38,380
5,805	Berry Corp.	54,741
333	Chord Energy Corp.	44,828
3,320	Coterra Energy, Inc.	82,900
1,938	Magnolia Oil & Gas Corp. Class A	42,345
1,528	Sitio Royalties Corp. Class A	35,923
1,488	Talos Energy, Inc. *	26,501
19,900	Tellurian, Inc. *	29,651
35,934	Uranium Energy Corp. *	132,956
		488,225
Pharmaceuticals, Biotechnology & Life Science - 0.05%
802	Instil Bio, Inc. *	623
1,751	XBiotech, Inc. (Canada) *	5,883
		6,506
Retail & Wholesale-Discretionary - 1.17%
2,760	Academy Sports & Outdoors, Inc.	163,254

Semiconductors & Semiconductor Equipment - 3.13%
1,980	Cirrus Logic, Inc. *	203,445
1,425	Diodes, Inc. *	130,658
600	Texas Instruments, Inc.	102,870
		436,973
Software & Services - 5.03%
2,125	Alkami Technology, Inc. *	32,640
2,190	BigCommerce Holdings, Inc. *	20,849
855	Crowdstrike Holdings, Inc. Class A *	103,190
2,265	Digital Turbine, Inc. *	24,326
10,457	E2open Parent Holdings, Inc. Class A *	64,833
1,435	Oracle Corp.	125,419
2,630	PROS Holdings, Inc. *	68,617
12,835	Sabre Corp. *	64,945
7,895	TaskUs, Inc. Class A *	135,833
190	Tyler Technologies, Inc. *	61,038
		701,690

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 18

THE TEXAS FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2023 (UNAUDITED)

Shares		Fair Value

Specialty Retail - 2.30%
730	Group 1 Automotive, Inc.	$ 161,381
5,925	Upbound Group, Inc.	159,086
		320,467
Technology Hardware & Equipment - 3.32%
6,180	Benchmark Electronics, Inc.	147,022
8,528	Hewlett Packard Enterprise Co.	133,122
3,623	National Instruments Corp.	182,998
		463,142
Telecommunication Services - 0.62%
4,585	AT&T, Inc.	86,702

Transportation - 2.37%
5,548	American Airlines Group, Inc. *	88,657
6,194	Daseke, Inc. *	50,481
1,594	Kirby Corp. *	115,613
2,258	Southwest Airlines Co.	75,824
		330,575
Utilities - 3.09%
5,200	CenterPoint Energy, Inc.	144,664
4,019	NRG Energy, Inc.	131,783
5,000	Sunnova Energy International, Inc. *	88,900
3,000	Vistra Corp.	65,970
		431,317

TOTAL FOR COMMON STOCKS (Cost $10,914,927) - 97.46%		13,594,030

WARRANT - 0.08%
301	Occidental Petroleum Corp., 08/03/2027 @ $22.00 (Notional Value $17,627) *	11,095

TOTAL FOR WARRANT (Cost $0) - 0.08%		11,095

MONEY MARKET FUND - 1.45%
202,710	Federated Hermes Government Obligations Fund - Institutional Class, 4.40% **	202,710

TOTAL FOR MONEY MARKET FUND (Cost $202,710) - 1.45%		202,710

INVESTMENTS IN PURCHASED OPTIONS, AT VALUE (Premiums Paid $310,674) - 0.84%		116,700

TOTAL INVESTMENTS (Cost $11,428,311) - 99.83%		13,924,535

OTHER ASSETS LESS LIABILITIES - 0.17%		24,232

NET ASSETS - 100.00%		$13,948,767

* Non-Income producing.

** 7-day yield as of February 28, 2023.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 19

THE TEXAS FUND

SCHEDULE OF PURCHASED OPTIONS

FEBRUARY 28, 2023 (UNAUDITED)

* Non-income producing securities during the period.

**The notional amount is calculated by multiplying outstanding contracts by the exercise price by 100 at February 28, 2023.

+ Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 20

MONTEAGLE FUNDS

STATEMENTS OF ASSETS & LIABILITIES

FEBRUARY 28, 2023 (UNAUDITED)

(1) Unlimited number of shares of beneficial interest with no par value, authorized.

 The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 21

MONTEAGLE FUNDS

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2023 (UNAUDITED)

Monteagle Select Value Fund	Monteagle Opportunity Equity Fund	Monteagle Enhanced Equity Income Fund (a)	Smart Diversification Fund	The Texas Fund
Investment Income:					
Dividends (net of $0, $2,128, $0, $0 and $0 of foreign tax withheld)	$ 138,809	$ 309,261	$ 24,653	$ 411,722	$ 129,285
Total Investment Income	138,809	309,261	24,653	411,722	129,285
Expenses:					
Advisory Fees	37,884	40,220	2,690	39,736	24,277
Chief Compliance Officer Fees	9,700	16,163	982	13,144	9,133
Trustee Fees	4,842	4,991	575	5,071	8,255
Operating Services Fees	53,037	135,415	7,172	101,534	74,932
Legal Fees	-	-	-	-	-
ICI Membership Fees	411	1,036	79	891	364
Total Expenses	105,874	197,825	11,498	160,376	116,961
Net Investment Income	32,935	111,436	13,155	251,346	12,324
Realized and Unrealized Gain (Loss) on Investments and Options:					
Net Realized Gain (Loss) from Investments	233,808	98	-	(1,340,360)	960,223
Net Realized Loss from Options	-	-	-	-	(512,770)
Net Change in Unrealized Appreciation (Depreciation) on Investments	214,990	1,842,119	(147,612)	(302,006)	(294,735)
Net Change in Unrealized Appreciation on Options	-	-	-	-	44,383
Net Realized and Unrealized Gain (Loss) on Investments	448,798	1,842,217	(147,612)	(1,642,366)	197,101
Net Increase (Decrease) in Net Assets Resulting from Operations	$ 481,733	$ 1,953,653	$ (134,457)	$ (1,391,020)	$ 209,425

(a) For period January 23, 2023 (commencement of operations) through February 28, 2023.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 22

MONTEAGLE SELECT VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 23

MONTEAGLE OPPORTUNITY EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 24

MONTEAGLE ENHANCED EQUITY INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS

(a) For period January 23, 2023 (commencement of operations) through February 28, 2023.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 25

SMART DIVERSIFICATION FUND

STATEMENTS OF CHANGES IN NET ASSETS

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 26

THE TEXAS FUND

STATEMENTS OF CHANGES IN NET ASSETS

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 27

MONTEAGLE SELECT VALUE FUND

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD/YEAR.

Institutional Class Shares	(Unaudited) Six Months Ended 2/28/2023		Years Ended 8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018
Net Asset Value, at Beginning of Period/Year	$ 10.04		$ 12.42	$ 10.23	$ 11.05	$ 13.66	$ 12.69
Income (Loss) From Investment Operations:							
Net Investment Income *	0.02		0.02	0.06	0.15	0.07	0.09
Net Gain (Loss) on Securities (Realized and Unrealized)	0.29		(0.78)	5.55	(0.51)	(1.49)	1.64
Total from Investment Operations	0.31		(0.76)	5.61	(0.36)	(1.42)	1.73
Distributions:							
From Net Investment Income	-	***	(0.03)	(0.09)	(0.13)	(0.07)	(0.24)
From Net Realized Gain	(0.42)		(1.59)	(3.33)	(0.33)	(1.12)	(0.52)
Total from Distributions	(0.42)		(1.62)	(3.42)	(0.46)	(1.19)	(0.76)
Net Asset Value, at End of Period/Year	$ 9.93		$ 10.04	$ 12.42	$ 10.23	$ 11.05	$ 13.66
Total Return **	3.21%	(b)	(7.81)%	66.48%	(3.62)%	(9.76)%	13.97%
Ratios/Supplemental Data:							
Net Assets at End of Period/Year (Thousands)	$ 15,155		$ 15,203	$ 16,921	$ 11,067	$ 26,787	$ 14,126
Ratio of Expenses to Average Net Assets	1.40%	(a)	1.40%	1.44%	1.40%	1.36%	1.36%
Ratio of Net Investment Income to Average Net Assets	0.43%	(a)	0.15%	0.52%	1.43%	0.60%	0.68%
Portfolio Turnover	4%	(b)	47%	178%	50%	81%	173%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or in redemption of Fund shares.

*** Amount less than $0.005 per share.

(a) Annualized.

(b) Not Annualized.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 28

MONTEAGLE OPPORTUNITY EQUITY FUND

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR AN INVESTOR SHARE OUTSTANDING THROUGHOUT EACH YEAR /PERIOD.

† Formerly The Henssler Equity Fund.

* Per share net investment income has been determined on the basis of average shares outstanding during the year or period.

** Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or in redemption of Fund shares.

*** Amount less than $0.005 per share.

(a) Annualized.

(b) Not Annualized.

(c) Period May 1, 2019 through August 31, 2019.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 29

MONTEAGLE OPPORTUNITY EQUITY FUND

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR AN INSTITUTIONAL SHARE OUTSTANDING THROUGHOUT EACH YEAR/PERIOD.

† Formerly The Henssler Equity Fund.

* Per share net investment income has been determined on the basis of average shares outstanding during the year or period.

** Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or in redemption of Fund shares.

(a) Annualized.

(b) Not Annualized.

(c) Period May 1, 2019 through August 31, 2019.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 30

MONTEAGLE ENHANCED EQUITY INCOME FUND

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD.

Institutional Class Shares	(Unaudited) Period Ended 2/28/2023 (a)
Net Asset Value, at Beginning of Period	$ 10.00
Loss From Investment Operations:	
Net Investment Gain *	0.01
Net Loss on Securities (Realized and Unrealized)	(0.09)
Total from Investment Operations	(0.08)
Distributions:	
From Net Investment Income	-
From Net Realized Gain	-
Total from Distributions	-
Net Asset Value, at End of Period	$ 9.92
Total Return **	(0.80)% (c)
Ratios/Supplemental Data:	
Net Assets at End of Period (Thousands)	$ 9,989
Ratio of Expenses to Average Net Assets ***	1.24% (b)
Ratio of Net Investment Loss to Average Net Assets ***	(1.42)% (b)
Portfolio Turnover	0% (c)

(a) For period January 23, 2023 (commencement of operations) through February 28, 2023.

(b) Annualized.

(c) Not Annualized.

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

** Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or in redemption of Fund shares.

*** The ratios of expenses and income do not reflect the proportionate share of expenses and income of the underlying funds in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 31

MONTEAGLE SMART DIVERSIFICATION FUND

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR/PERIOD.

Institutional Class Shares	(Unaudited) Six Months Ended 2/28/2023	Year Ended 8/31/2022	Year Ended 8/31/2021	Period Ended 8/31/2020 (a)
Net Asset Value, at Beginning of Year/Period	$ 12.02	$ 15.62	$ 12.13	$ 10.00
Income (Loss) From Investment Operations:				
Net Investment Gain (Loss) *	0.14	0.13	(0.04)	(0.03)
Net Gain (Loss) on Securities (Realized and Unrealized)	(0.84)	(2.11)	3.55	2.16
Total from Investment Operations	(0.70)	(1.98)	3.51	2.13
Distributions:				
From Net Investment Income	(0.13)	(0.88)	(0.02)	-
From Net Realized Gain	-	(0.71)	-	-
From Net Return of Capital	-	(0.03)	-	-
Total from Distributions	(0.13)	(1.62)	(0.02)	-
Net Asset Value, at End of Year/Period	$ 11.19	$ 12.02	$ 15.62	$ 12.13
Total Return **	(5.80)% (c)	(14.44)%	28.93%	21.30% (c)
Ratios/Supplemental Data:				
Net Assets at End of Year/Period (Thousands)	$ 19,143	$ 25,705	$ 30,549	$ 12,532
Ratio of Expenses to Average Net Assets ***	1.54% (b)	1.44%	1.52%	1.75% (b)
Ratio of Net Investment Income (Loss) to Average Net Assets ***	2.41% (b)	0.94%	(0.31)%	(0.33)% (b)
Portfolio Turnover	125% (c)	373%	223%	359% (c)

(a) For period September 3, 2019 (commencement of operations) through August 31, 2020.

(b) Annualized.

(c) Not Annualized.

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

** Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or in redemption of Fund shares.

*** The ratios of expenses and income do not reflect the proportionate share of expenses and income of the underlying funds in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 32

THE TEXAS FUND

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD/YEAR.

Institutional Class Shares	(Unaudited) Six Months Ended 2/28/2023	Years Ended 8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018
Net Asset Value, at Beginning of Period/Year	$ 12.81	$ 13.81	$ 9.73	$ 9.58	$ 11.97	$ 9.38
Income (Loss) From Investment Operations:						
Net Investment Income (Loss) *	0.01	- ***	(0.05)	- ***	-	0.02
Net Gain (Loss) on Securities (Realized and Unrealized)	0.21	(0.28)	4.13	0.16	(2.17)	2.57
Total from Investment Operations	0.22	(0.28)	4.08	0.16	(2.17)	2.59
Distributions:						
From Net Investment Income	(0.02)	-	-	(0.01)	- ***	-
From Return of Capital	-	(0.15)	-	-	(0.03)	-
From Net Realized Gain	(0.36)	(0.57)	-	-	(0.19)	-
Total from Distributions	(0.38)	(0.72)	-	(0.01)	(0.22)	-
Net Asset Value, at End of Period/Year	$ 12.65	$ 12.81	$ 13.81	$ 9.73	$ 9.58	$ 11.97
Total Return **	1.80% (b)	(2.37)%	41.93%	1.68%	(18.12)%	27.61%
Ratios/Supplemental Data:						
Net Assets at End of Period/Year (Thousands)	$ 13,949	$ 14,408	$ 13,974	$ 9,220	$ 9,826	$ 12,445
Ratio of Expenses to Average Net Assets	1.69% (a)	1.60%	1.67%	1.71%	1.64%	1.61%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.18% (a)	(0.03)%	(0.36)%	(0.02)%	(0.01)%	0.18%
Portfolio Turnover	28% (b)	56%	94%	137%	83%	44%

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

** Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or in redemption of Fund shares.

*** Amount less than $0.005 per share.

(a) Annualized.

(b) Not Annualized.

The accompanying notes are an integral part of these financial statements.

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MONTEAGLE FUNDS

NOTES TO FINANCIAL STATEMENTS

FEBRUARY 28, 2023 (UNAUDITED)

1. ORGANIZATION

Monteagle Funds (“the Trust”) was organized as a business trust under the laws of the State of Delaware on November 26, 1997 as Memorial Funds. The Trust changed its name to Monteagle Funds in July, 2006.

The Trust is registered with the Securities and Exchange Commission (“SEC”) as an open-end, management investment company under the Investment Company Act of 1940. The Trust is authorized by its Declaration of Trust to issue an unlimited number of shares of beneficial interest in each series. The Trust currently consists of the following series (each a “Fund” and collectively the “Funds”):

Monteagle Select Value Fund

Monteagle Opportunity Equity Fund

Monteagle Enhanced Equity Income Fund

Smart Diversification Fund

The Texas Fund

The Monteagle Select Value Fund (“Select Value Fund”), Monteagle Opportunity Equity Fund (“Opportunity Equity Fund”), Monteagle Enhanced Equity Income Fund (“Enhanced Equity Income Fund”), Smart Diversification Fund (“Smart Diversification Fund”) and The Texas Fund (“Texas Fund”) are each a diversified series of Monteagle Funds. The principal investment objective of each of Select Value Fund, Opportunity Equity Fund and The Texas Fund (collectively the “Equity Funds”) is long-term capital appreciation. The principal investment objective of the Enhanced Equity Income Fund is to seek high current income while maintaining prospects for capital appreciation. The principal investment objective of the Smart Diversification Fund is total return through a combination of capital appreciation and income. The Smart Diversification Fund seeks to meet its investment objective by investing, under normal market conditions, at least 80% of its assets in exchange-traded funds.

The Funds are authorized to offer one class of shares, Institutional Class shares, except the Opportunity Equity Fund has an Investor Class and Institutional Class shares.

The Enhanced Equity Income Fund commenced investment operations on January 23, 2023.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").

The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.

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MONTEAGLE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2023 (UNAUDITED)

The following is a summary of the Funds’ significant accounting policies:

Securities Valuation — Equity securities, including common stocks, exchange traded funds and real estate investment trusts, held by the Funds for which market quotations are readily available are valued using the last reported sales price or the official closing price provided by independent pricing services as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) on each Fund’s business day. If no sales are reported, the average of the last bid and ask price is used. If no average price is available, the last bid price is used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy described below. When an equity security is valued by the independent pricing service using factors other than market quotations or the market is considered inactive, they will be categorized in level 2.

Options contracts that are actively traded are valued based on quoted prices from the exchange and categorized in level 1 of the fair value hierarchy. Options held by the Funds for which no current quotations are readily available and which are not traded on the valuation date are valued at the average of the last bid and ask price and are categorized within level 2 of the fair value hierarchy. Depending on the product and terms of the transaction, the fair value of options can be modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments, and the pricing inputs are observed from actively quoted markets, as is the case of options contracts. Options contracts valued using pricing models are categorized within level 2 of the fair value hierarchy.

Warrants that are actively traded, and valuation adjustments are not applied, are categorized in level 1 of the fair value hierarchy. Warrants traded on inactive markets or valued by reference to similar instruments are categorized in level 2 of the fair value hierarchy.

Money market funds are valued at their net asset value of $1.00 per share and are categorized as level 1. Securities with maturities of 60 days or less may be valued at amortized cost, which approximates fair value and would be categorized as level 2.

Various inputs are used in determining the value of each of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities that the Funds have the ability to access
●	Level 2 – other significant observable inputs
●	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

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MONTEAGLE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2023 (UNAUDITED)

The following is a summary of the inputs used to value the Funds’ investments at fair value as of February 28, 2023:

Select Value Fund
Security Classification (a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Common Stocks (b)	$ 13,264,126	$ -	$ 13,264,126
Real Estate Investment Trusts	558,515	-	558,515
Money Market Fund	1,327,243	-	1,327,243
Totals	$ 15,149,884	$ -	$ 15,149,884

Opportunity Equity Fund
	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Security Classification (a)
Common Stocks (b)	$ 27,484,984	$ -	$ 27,484,984
Real Estate Investment Trusts	2,311,421	-	2,311,421
Money Market Fund	138,502	-	138,502
Totals	$ 29,934,907	$ -	$ 29,934,907

Enhanced Equity Income Fund
Security Classification (a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Common Stocks (b)	$ 7,679,294	$ -	$ 7,679,294
Exchange Traded Fund	435,886	-	435,886
Real Estate Investment Trusts	427,242		427,242
Money Market Fund	1,813,138	-	1,813,138
Totals	$ 10,355,560	$ -	$ 10,355,560

Smart Diversification Fund
Security Classification (a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Exchange Traded Funds	$ 18,192,088	$ -	$ 18,192,088
Money Market Fund	968,000	-	968,000
Totals	$ 19,160,088	$ -	$ 19,160,088

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MONTEAGLE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2023 (UNAUDITED)

Texas Fund
Security Classification (a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Common Stocks (b)	$ 13,594,030	$ -	$ 13,594,030
Warrant	11,095	-	11,095
Money Market Fund	202,710	-	202,710
Purchased Options	116,700	-	116,700
Totals	$ 13,924,535	$ -	$ 13,924,535

(a)

As of and during the six months ended February 28, 2023, the Funds held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(b)	For a detailed break-out of securities by major industry classification, please refer to the Schedules of Investments.

Options transactions — The Enhanced Equity Income Fund and the Texas Fund may purchase put and call options written by others and sell put and call options covering specified individual securities, securities or financial indices or currencies. A put option (sometimes called a “standby commitment”) gives the buyer of the option, upon payment of a premium, the right to deliver a specified amount of a security, index or currency to the writer of the option on or before a fixed date at a predetermined price. A call option (sometimes called a “reverse standby commitment”) gives the purchaser of the option, upon payment of a premium, the right to call upon the writer to deliver a specified amount of a security, index or currency on or before a fixed date, at a predetermined price. The predetermined prices may be higher or lower than the market value of the underlying security, index or currency. The Funds may buy or sell both exchange-traded and over-the-counter (“OTC”) options. The Funds will purchase or write an option only if that option is traded on a recognized U.S. options exchange or if the Adviser or Sub-adviser believes that a liquid secondary market for the option exists. When the Fund purchases an OTC option, it relies on the dealer from whom it has purchased the OTC option to make or take delivery of the security, index or currency underlying the option. Failure by the dealer to do so would result in the loss of the premium paid by the Fund as well as the loss of the expected benefit of the transaction. OTC options and the securities underlying these options currently are treated as illiquid securities by the Funds.

Upon selling an option, the Fund receives a premium from the purchaser of the option. Upon purchasing an option, the Fund pays a premium to the seller of the option. The amount of premium received or paid by the Fund is based upon certain factors, including the market price of the underlying securities, index or currency, the relationship of the exercise price to the market price, the historical price volatility of the underlying assets, the option period, supply and demand and interest rates.

The Funds may purchase call options on equity securities that the Fund’s Adviser or Sub-adviser intends to include in the Fund’s portfolio in order to fix the cost of a future purchase. Call options may also be purchased to participate in an anticipated price

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MONTEAGLE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2023 (UNAUDITED)

increase of a security on a more limited risk basis than would be possible if the security itself were purchased. If the price of the underlying security declines, this strategy would serve to limit the potential loss to the Fund to the option premium paid. Conversely, if the market price of the underlying security increases above the exercise price and the Fund either sells or exercises the option, any profit eventually realized will be reduced by the premium paid. The Funds may similarly purchase put options in order to hedge against a decline in market value of securities held in its portfolio. The put enables the Fund to sell the underlying security at the predetermined exercise price; thus the potential for loss to the Fund is limited to the option premium paid. If the market price of the underlying security is lower than the exercise price of the put, any profit the Fund realizes on the sale of the security would be reduced by the premium paid for the put option less any amount for which the put may be sold.

The Adviser or Sub-adviser may write call options when it believes that the market value of the underlying security will not rise to a value greater than the exercise price plus the premium received. Call options may also be written to provide limited protection against a decrease in the market price of a security, in an amount equal to the call premium received less any transaction costs.

The Funds may purchase and write put and call options on fixed income or equity security indexes in much the same manner as the options discussed above, except that index options may serve as a hedge against overall fluctuations in the fixed income or equity securities markets (or market sectors) or as a means of participating in an anticipated price increase in those markets. The effectiveness of hedging techniques using index options will depend on the extent to which price movements in the index selected correlate with price movements of the securities, which are being hedged. Index options are settled exclusively in cash. See Note 10 for additional risks associated with options transactions.

All options purchased by the Texas Fund during the year were equity securities including exchange traded funds. The derivatives are not accounted for as hedging instruments under GAAP.

At February 28, 2023, the Texas Fund had purchased put options valued at $116,700, which is presented within Investment Securities at Fair Value on the Statement of Assets and Liabilities.

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MONTEAGLE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2023 (UNAUDITED)

The effect of derivative instruments on the Statement of Operations during the six months ended February 28, 2023 was as follows:

Fund	Derivatives not accounted for as hedging instruments under GAAP	Location of gain (loss) on Derivatives recognized in income	Realized and unrealized gain (loss) on Derivatives recognized in income
Texas Fund	Call and put options purchased	Net realized gain from options	$ (512,770)

Texas Fund	Call and put options purchased	Net change in unrealized appreciation (depreciation) on options	$ 44,383

For the six months ended February 28, 2023, the Texas Fund purchased 175 call option contracts and 4,030 put option contracts.  For the six months ended February 28, 2023 the Texas Fund wrote no option contracts. The number of purchased contracts is representative of the volume of activity for these derivative types during the period.

Security Transactions — Security transactions are accounted for on trade date and realized gains and losses on investments sold are determined on a specific identification basis.

Real Estate Investment Trusts (REIT) — Investing in real estate investment trusts, or “REITs”, involves certain unique risks in addition to those associated with the real estate sector generally. REITs, whose underlying properties are concentrated in a particular industry or region, are also subject to risks affecting such industries and regions. REITs (especially mortgage REITs) are also subject to interest rate risks. By investing in REITs through the Fund, a shareholder will bear expenses of the REITs in addition to Fund expenses. Distributions received from the Funds' investments in REITs may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Fund must use estimates in reporting the character of its income and distributions received for financial statement purposes. The actual character of distributions to a Fund's shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by a Fund's shareholders may represent a return of capital.

The Funds may not purchase or sell real estate or interests in real estate, including real estate limited partnerships; provided, however, that the Funds may invest in securities secured by real estate or interests therein or issued by companies, including real estate investment trusts, which invest in real estate or interests therein.

Interest and Dividend Income — Interest income is accrued as earned. Dividends on securities held by the Funds are recorded on the ex-dividend date. Discounts and

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MONTEAGLE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2023 (UNAUDITED)

premiums on securities purchased are amortized over the lives of the respective securities using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Dividends and Distributions to Shareholders — Net investment income distributions, if any, for Select Value Fund, Opportunity Equity Fund, Enhanced Equity Income Fund, Smart Diversification Fund and Texas Fund are declared and paid quarterly at the discretion of each Fund’s adviser. Net capital gains for the Funds, if any, are distributed to shareholders at least annually. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

The tax character of distributions paid by the Select Value Fund, Opportunity Equity Fund, Enhanced Equity Income Fund, Smart Diversification Fund, and Texas Fund during the period and six months ended February 28, 2023 and year ended August 31, 2022 were as follows:

Fund	Ordinary Income		Long-Term Capital Gain		Return of Capital
	2023	2022	2023	2022	2023	2022
Select Value Fund	$ 640,900	$ 2,280,398	$ -	$ 1,081	$ -	$ -
Opportunity Equity Fund	207,858	806,232	1,485,932	6,314,064	-	-
Enhanced Equity Income Fund	-	-	-	-	-	-
Smart Diversification Fund	238,102	1,825,785	-	1,490,518	-	62,630
Texas Fund	20,344	-	386,488	645,796	-	168,735

Estimates — These financial statements are prepared in accordance with GAAP, which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Common Expenses — Common expenses of the Trust are allocated among the Funds within the Trust based on relative net assets of each Fund or the nature of the services performed and the relative applicability to each Fund. Other allocations may also be approved from time to time by the Trustees.

Allocation of Income and Expenses, Realized and Unrealized Capital Gains and Losses — Income, realized and unrealized capital gains and losses on investments, and Fund-wide expenses are allocated on a daily basis to each class of shares of the Opportunity Equity Fund based upon their relative net assets. Class-specific expenses are charged directly to the respective share class.

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MONTEAGLE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2023 (UNAUDITED)

3. ADVISORY, SERVICING FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Agreement

Effective November 1, 2019, Nashville Capital Corporation (“Nashville Capital” or the “Adviser”) was acquired by Renasant Bank and is now deemed to be a wholly owned subsidiary of Renasant Bank. Effective July 31, 2020, Nashville Capital Corporation has changed its name to Park Place Capital Corporation (“Park Place Capital” or the “Adviser”). Park Place Capital serves as the investment adviser to the Funds pursuant to a Management Agreement (“Management Agreement”) with the Trust. Subject to the general oversight of the Trustees, the Adviser is responsible for, among other things, developing a continuing investment program for the Funds in accordance with their investment objectives, reviewing the investment strategies and policies of the Funds and advising the Trustees on the selection of sub-advisers.

As of December 1, 2020 and January 23, 2023 for Enhanced Equity Income Fund, each Fund is authorized to pay the Adviser a fee based on average daily net assets at the following annual rates:

Assets	Select Value Fund	Opportunity Equity Fund	Enhanced Equity Income Fund	Smart Diversification Fund	Texas Fund
Up to and including $10 million	0.50%	0.25%	0.30%	0.25%	0.25%
From $10 million up to and including $25 million	0.50%	0.25%	0.30%	0.50%	0.60%
From $25 up to and including $50 million	0.50%	0.50%	0.30%	0.50%	0.60%
From $50 up to and including $100 million	0.50%	0.50%	0.30%	0.50%	0.60%
Over $100 million	0.50%	0.50%	0.30%	0.50%	0.60%

Under the terms of the Funds’ Management Agreement, the Adviser oversees the management of each Fund’s investments and pays all of the operating expenses of each Fund except: costs of membership in trade associations; SEC registration fees and related expenses; brokerage; taxes; borrowing costs (such as (a) interest and (b) dividend expense on securities sold short); litigation expenses; fees and expenses of non-interested Trustees; the compensation of the Trust’s Chief Compliance Officer’s (“CCO”) services and extra ordinary expenses.

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MONTEAGLE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2023 (UNAUDITED)

For the period and six months ended February 28, 2023, the amounts earned by and payable to the Adviser were as follows:

	Advisory Fees Earned	Advisory Fees Payable as of February 28, 2023
Select Value Fund	$ 37,884	$ 5,986
Opportunity Equity Fund	40,220	6,946
Enhanced Equity Income Fund	2,690	2,264
Smart Diversification Fund	39,736	5,771
Texas Fund	24,277	3,793

An officer of Park Place Capital is also an officer of the Trust.

Select Value Fund — Park Place Capital has retained Parkway Advisors, L.P. (“Parkway”) to serve as the sub-adviser to Select Value Fund. Park Place Capital has agreed to pay Parkway an annual advisory fee of 0.50% of average daily net assets.

Opportunity Equity Fund — Park Place Capital has retained G.W. Henssler & Associates, Ltd. (“Henssler”) to serve as the sub-adviser to Opportunity Equity Fund. Park Place Capital has agreed to pay Henssler an annual advisory fee of 0.25% of average daily net assets up to $25 million, 0.50% of such assets over $25 million.

Smart Diversification Fund — Park Place Capital has retained Luken Investment Analytics, LLC (“LIA”), to serve as the sub-adviser to Smart Diversification Fund. Park Place Capital has agreed to pay LIA an annual advisory fee of 0.25% of average daily net assets up to $10 million and 0.50% of such assets over $10 million.

Texas Fund — Park Place Capital has retained J. Team Financial, Inc. d/b/a Team Financial Strategies (“Team”), to serve as the sub-adviser to Texas Fund. Park Place Capital has agreed to pay Team an annual advisory fee of 0.25% of average daily net assets up to $10 million and 0.60% of such assets over $10 million.

Investment Company Services Agreement

Mutual Shareholder Services, LLC (“MSS”) provides fund accounting and transfer agency services to each Fund. Pursuant to services agreements, the Adviser will pay MSS customary fees for its services from the advisory fee it receives from the Funds. MSS will also provide certain shareholder report production, and EDGAR conversion and filing services. Officers of MSS are also officers of the Trust.

Operating Service Agreement

The Trust has entered into an Operating Service Agreement (the “Servicing Agreement”) with the Adviser regarding the Opportunity Equity Fund. As of December 1, 2020, the Select Value Fund, Smart Diversification Fund, and the Texas Fund was added to the Service Agreement. As of January 23, 2023, the Enhanced Equity Income fund was added to the Service Agreement. Under the Servicing Agreement, the Adviser provides

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MONTEAGLE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2023 (UNAUDITED)

all of the Funds’ day-to-day operational services, excluding cost of brokerage, interest, taxes, litigation, independent trustees’ fees and expenses, independent trustees’ legal fees, the Trust’s allocable share of the salary and related costs for the Trust’s Chief Compliance Officer, and extraordinary expenses.

As of December 1, 2020, the Adviser is entitled to receive a fee, based on average daily net assets at the following annual rates:

Assets	Select Value Fund	Opportunity Equity Fund Institutional Class	Opportunity Equity Fund Investor Class	Enhanced Equity Income Fund	Smart Diversification Fund	Texas Fund
Up to and including $10 million	0.700%	0.800%	1.300%	0.800%	1.200%	1.200%
From $10 million up to and including $25 million	0.700%	0.800%	1.300%	0.600%	0.750%	0.750%
From $25 up to and including $50 million	0.615%	0.500%	1.000%	0.500%	0.650%	0.650%
From $50 up to and including $100 million	0.475%	0.450%	0.950%	0.450%	0.500%	0.500%
Over $100 million	0.375%	0.400%	0.900%	0.450%	0.400%	0.350%

As of and for the period and six months ended February 28, 2022, Servicing Agreement fees earned and payable to the Adviser were as follows:

	Servicing Agreement Fees Earned	Servicing Agreement Fees Payable as of February 28, 2023
Select Value Fund	$ 53,037	$ 8,381
Opportunity Equity Fund	135,415	21,953
Enhanced Equity Income Fund	7,172	6,297
Smart Diversification Fund	101,534	14,989
Texas Fund	74,932	12,106

Distribution Agreement

Arbor Court Capital serves as each Fund’s distributor (the “Distributor”). The Distributor is not affiliated with the Adviser but is an affiliate of MSS. Pursuant to the agreement, the Adviser will pay Arbor Court Capital customary fees for its services from the advisory fee it receives from the Funds.

Compliance Services

An affiliated Contractor (the “Contractor”) serves as the CCO of the Trust. The Funds pay $99,000 annually to the Contractor for providing CCO services. Each Fund pays an

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MONTEAGLE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2023 (UNAUDITED)

annual fee of $5,000 with the remaining amount allocated to the Funds based on aggregate average daily net assets. For the period and six months ended February 28, 2023, the CCO received a total of $49,122.

4. SECURITIES TRANSACTIONS

During the period and six months ended February 28, 2023, cost of purchases and proceeds from sales and maturities of investment securities, excluding short-term investments and U.S. government securities, were as follows:

Fund	Purchases	Sales
Select Value Fund	$ 601,238	$ 1,583,561
Opportunity Equity Fund	259,400	-
Enhanced Equity Income Fund	8,690,034	-
Smart Diversification Fund	19,506,560	25,434,054
Texas Fund	3,764,693	4,826,635

There were no purchases or sales of U.S. government securities made by the Funds.

5. TAX MATTERS

It is each Fund’s intention to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable income, such Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends, in each calendar year, at least 98% of its net investment income and 98.2% of its net realized capital gains plus undistributed amounts from prior years.

The Funds’ tax basis distributable earnings (deficit) are determined only at the end of each fiscal year. The tax character of distributable earnings (deficit) at August 31, 2022, the Funds’ most recent fiscal year end, was as follows:

Fund	Unrealized Appreciation (Depreciation)	Undistributed Ordinary Income (Loss)	Undistributed Capital Gains (Losses)	Capital Loss Carryforward	Post-December Ordinary Loss	Post- October Capital Loss	Total Distributable Earnings/ (Deficit)
Select Value Fund	$(1,913,287)	$ 632,691	$ -	$ -	$ -	$ -	$(1,280,596)
Opportunity Equity Fund	2,374,464	186,411	1,476,202	-	-	-	4,037,077
Smart Diversification	675,338	-	-	-	-	(2,594,283)	(1,918,945)
Texas Fund	2,725,914	-	-	-	-	(226,624)	2,499,290

The difference between book basis and tax basis unrealized appreciation (depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales and return of capital from underlying investments. Permanent book and tax differences,

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MONTEAGLE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2023 (UNAUDITED)

primarily attributable to net operating losses and taxable overdistributions resulted in reclassification for the Fund for the fiscal year ended August 31, 2022 as follows:

Fund	Paid-in Capital	Total Distributable Earnings/(Deficit)
Texas Fund	$ (622,530)	$ 622,530

Under current tax law, certain capital losses realized after October 31, and certain ordinary losses realized after December 31 but before the end of the fiscal year (“Post-October Losses” and “Late Year Losses”, respectively) may be deferred and treated as occurring on the first business day of the following fiscal year. The Smart Diversification Fund and the Texas Fund incurred and elected to defer $2,594,283 and $226,624 of such post-October losses, respectively.

The following information is based upon the federal income tax cost of the investment securities as of August 31, 2022:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Select Value Fund	$ 17,121,832	$ 366,922	$(2,280,209)	$ (1,913,287)
Opportunity Equity Fund	25,732,778	3,798,580	(1,424,116)	2,374,464
Smart Diversification Fund	25,146,848	1,117,040	(441,702)	675,338
Texas Fund	11,687,615	3,513,048	(787,134)	2,725,914

The Funds recognize the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the tax positions in all open tax years and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in open tax years. The Funds identify their major tax jurisdictions as U.S. Federal and Delaware. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations as incurred. During the year ended August 31, 2022, the Funds did not incur any interest or penalties. The Funds are not subject to examination by U.S. Federal tax authorities for tax years before 2019.

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MONTEAGLE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2023 (UNAUDITED)

6. CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund under Section 2(a)(9) of the Investment Company Act of 1940. As of February 28, 2023, the shareholders listed in the table immediately below held, for the benefit of their customers, the following percentages of the outstanding shares of each Fund.

Fund	Shareholder	Percent Owned as of February 28, 2023
Select Value Fund	NFS, LLC	64%
Select Value Fund	Raymond James & Assoc., Inc.	32%
Opportunity Equity Fund	Reliance Trust Co.	45%
Enhanced Equity Income Fund	Mitra & Co.	80%
Smart Diversification Fund	LPL Financial Services	73%
Texas Fund	NFS, LLC	69%

7. CAPITAL SHARE TRANSACTIONS

Select Value Fund
	Sold	Redeemed	Reinvested	Ending Shares
For the six months ended:
February 28, 2023
Institutional Class
Shares	5,421	(17,697)	24,310	1,525,940
Value	$ 54,002	$ (179,732)	$ 236,756

For the fiscal year ended:
August 31, 2022
Institutional Class
Shares	126,815	(40,021)	65,138	1,513,906
Value	$ 1,462,839	$ (445,005)	$ 751,264

Opportunity Equity Fund – Institutional Class
	Sold	Redeemed	Reinvested	Ending Shares
For the six months ended:
February 28, 2023
Institutional Class
Shares	26,068	(36,191)	179,352	3,067,433
Value	$ 155,689	$ (212,224)	$ 1,031,214

For the fiscal year ended:
August 31, 2022
Institutional Class
Shares	107,411	(702,796)	675,053	2,898,204
Value	$ 707,009	$(4,616,483)	$ 4,395,190

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MONTEAGLE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2023 (UNAUDITED)

Opportunity Equity Fund – Investor Class
	Sold	Redeemed	Reinvested	Ending Shares
For the six months ended:
February 28, 2023
Investor Class
Shares	82,534	(93,264)	125,621	2,063,088
Value	$ 451,357	$ (511,284)	$ 653,227

For the fiscal year ended:
August 31, 2022
Investor Class
Shares	111,238	(335,928)	452,454	1,948,197
Value	$ 665,007	$(1,995,240)	$ 2,685,455

Enhanced Equity Income Fund
	Sold	Redeemed	Reinvested	Ending Shares
For the period January 23, 2023 through
February 28, 2023
Institutional Class
Shares	1,007,814	(1,041)	-	1,006,773
Value	$ 10,133,746	$ (10,489)	$ -

Smart Diversification Fund
	Sold	Redeemed	Reinvested	Ending Shares
For the six months ended:
February 28, 2023
Institutional Class
Shares	123,605	(570,397)	18,435	1,710,505
Value	$ 1,403,296	$(6,538,351)	$ 202,789

For the fiscal year ended:
August 31, 2022
Institutional Class
Shares	637,462	(667,328)	213,189	2,138,862
Value	$ 9,084,208	$(8,660,505)	$ 3,098,132

Texas Fund
	Sold	Redeemed	Reinvested	Ending Shares
For the six months ended:
February 28, 2023
Institutional Class
Shares	52,426	(103,706)	28,495	1,102,248
Value	$ 676,626	$(1,286,681)	$ 347,914

For the fiscal year ended:
August 31, 2022
Institutional Class
Shares	269,595	(208,872)	52,071	1,125,033
Value	$ 3,768,972	$(2,808,539)	$ 711,293

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MONTEAGLE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2023 (UNAUDITED)

8. CONTINGENCIES AND COMMITMENTS

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from the performance of their duties to the Funds. Additionally, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

9. SECTOR AND GEOGRAPHIC RISKS

When the Funds emphasize one or more economic sectors, it may be more susceptible to the financial, market, or economic events affecting the particular issuers and industries in which they invest than funds that do not emphasize particular sectors. The more a fund diversifies, the more it spreads risk and potentially reduces the risks of loss and volatility.

The Texas Fund’s investments are concentrated in Texas, and therefore the Fund will be susceptible to adverse market, political, regulatory, social, economic and geographic events affecting Texas. The Fund’s performance may be more volatile than the performance of more geographically diverse funds. Since one of the main industries in Texas is mining and logging, including the oil and gas sectors, Texas is particularly susceptible to economic, environmental and political activities affecting this industry.

10. OPTIONS RISK

The Enhanced Equity Income and Texas Funds’ use of options subjects the Funds to certain investment risks and transaction costs to which it might not otherwise be subject. These risks include: (i) dependence on the Adviser or Sub-adviser’s ability to predict movements in the prices of individual securities and fluctuations in the general securities markets; (ii) imperfect correlations between movements in the prices of options and movements in the price of the securities (or indices) hedged or used for cover, which may cause a given hedge not to achieve its objective; (iii) the fact that the skills and techniques needed to trade these instruments are different from those needed to select the securities in which the Funds invest; (iv) lack of assurance that a liquid secondary market will exist for any particular instrument at any particular time, which, among other things, may hinder the Funds’ ability to limit exposures by closing its positions; and, (v) the possible need to defer closing out of certain options to avoid adverse tax consequences. Other risks include the inability of the Funds, as the writer of covered call options, to benefit from any appreciation of the underlying securities above the exercise price, and the possible loss of the entire premium paid for options purchased by the Funds. See Note 2 for additional disclosures related to options transactions.

11. MARKET RISK

Overall market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the

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MONTEAGLE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2023 (UNAUDITED)

securities markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions and depressions, or other events could have a significant impact on the Fund and its investments and could result in increased liquidity risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns.  During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments.

12. SUBSEQUENT EVENTS

On March 27, 2023, the Select Value Fund declared a dividend from net investment income of $17,751, which was payable on March 28, 2023. On March 27, 2023, the Opportunity Fund declared a dividend from net investment income of $42,702, which was payable on March 28, 2023. On March 27, 2023, the Enhanced Equity Income Fund declared a dividend from net investment income of $23,077, which was payable on March 28, 2023. On March 27, 2023, the Smart Diversification Fund declared a dividend from net investment income of $43,429, which was payable on March 28, 2023. On March 27, 2023, the Texas Fund declared a dividend from net investment income of $7,158, which was payable on March 28, 2023.

Management has evaluated subsequent events through the issuance of the financial statements and, other than those already disclosed in the notes to the financial statements, has noted no other such events that would require recognition or disclosure.

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MONTEAGLE FUNDS

ABOUT YOUR FUNDS' EXPENSES

FEBRUARY 28, 2023 (UNAUDITED)

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees, distribution and service (12b-1) fees; and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the tables below are based on an investment of $1,000 made at the beginning of the most recent semi-annual period September 1, 2022 and held until the end of the period February 28, 2023.  Enhanced Equity Income Fund period is inception date January 23, 2023 and held until end of the period February 28, 2023.

The tables that follow illustrate each Fund’s costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Funds. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Funds under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare the Funds’ costs with those of other mutual funds. It assumes that each Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Funds’ actual returns, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess each Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Funds’ expenses, including historical annual expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to each Fund’s Prospectus.

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MONTEAGLE FUNDS

ABOUT YOUR FUNDS' EXPENSES (CONTINUED)

FEBRUARY 28, 2023 (UNAUDITED)

Monteagle Select Value Fund - Institutional Class

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	September 1, 2022	February 28, 2023	September 1, 2022 to February 28, 2023

Actual	$1,000.00	$1,032.05	$7.05
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,017.85	$7.00

* Expenses are equal to the Fund's annualized expense ratio of 1.40%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Monteagle Opportunity Equity Fund - Investor Class

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	September 1, 2022	February 28, 2023	September 1, 2022 to February 28, 2023

Actual	$1,000.00	$1,067.37	$8.71
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,016.36	$8.50

* Expenses are equal to the Fund's annualized expense ratio of 1.70%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Monteagle Opportunity Equity Fund - Institutional Class

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	September 1, 2022	February 28, 2023	September 1, 2022 to February 28, 2023

Actual	$1,000.00	$1,070.81	$6.16
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,018.84	$6.01

* Expenses are equal to the Fund's annualized expense ratio of 1.20%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Enhanced Equity Income Fund - Institutional Class

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 23, 2023	February 28, 2023	January 23, 2023 to February 28, 2023

Actual	$1,000.00	$992.00	$1.25
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,003.81	$1.26

* Expenses are equal to the Fund's annualized expense ratio of 1.24%, multiplied by the average account value over the period, multiplied by 37/365 (to reflect the one-half year period).

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MONTEAGLE FUNDS

ABOUT YOUR FUNDS' EXPENSES (CONTINUED)

FEBRUARY 28, 2023 (UNAUDITED)

Smart Diversification Fund - Institutional Class

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	September 1, 2022	February 28, 2023	September 1, 2022 to February 28, 2023

Actual	$1,000.00	$941.98	$7.42
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,017.16	$7.70

* Expenses are equal to the Fund's annualized expense ratio of 1.54%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

The Texas Fund - Institutional Class

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	September 1, 2022	February 28, 2023	September 1, 2022 to February 28, 2023

Actual	$1,000.00	$1,018.00	$8.46
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,016.41	$8.45

* Expenses are equal to the Fund's annualized expense ratio of 1.69%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

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MONTEAGLE FUNDS

TRUSTEES & OFFICERS OF THE TRUST

FEBRUARY 28, 2023 (UNAUDITED)

The business and affairs of the Trust are managed under the direction of the Board of Trustees (“Trustees” or the “Board”) in compliance with the laws of the state of Delaware. The Board has three Trustees and each Trustee is a disinterested Trustee. The Trustees are experienced businesspersons who meet throughout the year to oversee the Trust’s activities, review contractual arrangements with companies that provide services to the Fund and review performance. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires or is removed. For more information regarding the Trustees, please refer to the Statement of Additional Information, which is available upon request by calling the Funds toll free at 1-888-263-5593, on the Funds’ website at http://www.monteaglefunds.com or on the SEC website at http://www.sec.gov.

The following table provides information regarding each of the Independent Trustees. Based on the experiences of the Trustees as described below, the Trust concluded that each of the individuals described below should serve as a Trustee.  The address of each trustee and officer is 8000 Town Centre Drive, Suite 400, Broadview Heights, Ohio 44147.

DISINTERESTED TRUSTEES
Name, Address, and Year of Birth	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) during Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Larry J. Anderson, CPA 1948	Trustee	Since 11-29-02*	Certified Public Accountant, Anderson & West, P.C., 1985 to 2020	5	None
David J. Gruber , CPA 1963	Trustee	Since 10-21-15**	Director of Risk Advisory Services, Holbrook & Manter (CPA firm) 2016 to present; President, DJG Financial Consulting, 2007 to 2016	5

Board member for the State Teachers Retirement System of Ohio, 2018 to 2020; Independent Trustee for Asset Management Funds (4 Funds), Audit Committee Chair, Valuation Committee member from 2015 to present; Independent Trustee of Cross Shore Discovery Fund, 2014 to present; Independent Trustee of Fifth Third Funds, 2003-2012; Trustee, Oak Associates Funds, 2019 to present (7 portfolios)

Jeffrey W. Wallace, JD, CPA, CFP 1964	Trustee	Since 10-21-15**	Senior Director of Operations, Baylor University Office of Investments, 2009 to 2021; Managing Director, Investment Operations, Finance and Legal, Baylor University, 2021 to present	5	None

*Members of the Board of Trustees that were elected by shareholders on November 29, 2002.

**Members of the Board of Trustees that were elected by shareholders on January 21, 2016.

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MONTEAGLE FUNDS

TRUSTEES & OFFICERS OF THE TRUST (CONTINUED)

FEBRUARY 28, 2023 (UNAUDITED)

 The following table provides information regarding the officers of the Trust.

EXECUTIVE OFFICERS
NAME AND YEAR OF BIRTH	POSITION(S) HELD WITH THE TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS
Paul B. Ordonio, JD 1967	President, CCO	Since 11-01-02

Monteagle Funds, President/CCO from 11/02 to present; Park Place Capital Corporation, CCO, 05/09 to present; Matrix Capital Group, Representative 05/09 to 10/17; P.O. Properties, Inc., Vice President from 06/99 to present; WordWise Document Services, LLC, President from 08/97 to present; Ordonio & Assoc., President from 11/97 to present; PJO Holdings, LLC from 07/15 to present; N2Development, Counsel 01/19 to present.

Brandon M. Pokersnik, JD 1978	Secretary, AML Officer, Liquidity Risk Manager	Since 10-1-16	Accountant, Mutual Shareholder Services, LLC, since 2008; Attorney Mutual Shareholder Services, LLC, since June 2016; Owner/President, Empirical Administration, LLC, since September 2012.
Umberto Anastasi 1974	Treasurer, CFO	Since 10-1-16	From 1999 to present, Vice President, Mutual Shareholder Services, LLC.

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MONTEAGLE FUNDS

COMPENSATION OF TRUSTEES & OFFICERS

FEBRUARY 28, 2023 (UNAUDITED)

Each Trustee receives an annual fee of $2,500 and a fee of $1,000 per Fund, and is also paid $1,000 for each quarterly meeting attended and $500 for each special meeting attended. A portion of the fees paid to the Trustees are paid in Fund shares and allocated pro rata among the Funds in the complex. Trustees and officers are also reimbursed for travel and related expenses incurred in attending meetings of the Board.

When Trustees are deemed to be affiliated with the Adviser or Sub-adviser, they will receive no compensation from the Funds for their services or reimbursement for their associated expenses. Officers of the Trust receive no compensation from the Funds for their services, except that the Funds pay the compensation of the Trust’s Chief Compliance Officer.

The following table sets forth the fees paid by the Funds to each Trustee of the Trust for the six months ended February 28, 2023:

Name of Person	Aggregate Compensation From Funds	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Funds and Fund Complex Paid to Trustees
Larry J. Anderson	$7,500	$0	$0	$7,500
David J. Gruber	$7,500	$0	$0	$7,500
Jeffrey W. Wallace	$7,500	$0	$0	$7,500

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MONTEAGLE FUNDS

ADDITIONAL INFORMATION

FEBRUARY 28, 2023 (UNAUDITED)

Proxy Policies — The Trust has adopted Proxy Voting Policies and Procedures under which the Funds vote proxies related to securities held by the Funds. A description of the Funds’ policies and procedures is available without charge, upon request, by calling the Funds toll free at 1-888-263-5593, on the Funds’ website at http://www.monteaglefunds.com or on the SEC website at http://www.sec.gov.

In addition, the Funds are required to file Form N-PX, with their complete voting record for the 12 months ended June 30th, no later than August 31st of each year. The Funds’ Form N-PX is available without charge, upon request, by calling the Funds toll free at 1-888-263-5593, on the Funds’ website at http://www.monteaglefunds.com or on the SEC’s website at http://www.sec.gov.

N-PORT Filing — The SEC has adopted the requirement that all mutual funds file a complete schedule of investments with the SEC for their first and third fiscal quarters on Form N-PORT. For the Monteagle Funds, this would be for the fiscal quarters ending November 30 and May 31. The Form N-PORT filing must be made within 60 days of the end of the quarter. The Funds’ Forms N-PORT are available on the SEC’s website at http://www.sec.gov., or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).

LIQUIDITY RISK MANAGEMENT PROGRAM

The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act. The program is reasonably designed to assess and manage the Funds’ liquidity risk, taking into consideration, among other factors, the Funds’ investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

During the six months ended February 28, 2023, the Trust’s Liquidity Risk Management Program Committee (the “Committee”) reviewed the Funds’ investments and determined that the Funds held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Committee concluded that (i) the Funds’ liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Funds’ liquidity risk management program has been effectively implemented.

Annual Renewal of the Management Services Agreement between Park Place Capital Corporation and the Monteagle Funds and the Sub-Advisory Agreements between Park Place Capital Corporation and each Fund’s Sub-Adviser.

At an in-person meeting held on October 19, 2022, the Board of Trustees (the “Board” or the “Trustees”) of the Monteagle Funds (the “Trust”), comprised entirely of Trustees who are not “interested persons” of the Trust, as that term is defined by Section 2(a)(19) of the Investment Company Act of 1940 (the “Independent Trustees”), met to review and discuss approving the Management Agreements between the Trust and Park

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MONTEAGLE FUNDS

ADDITIONAL INFORMATION (CONTINUED)

FEBRUARY 28, 2023 (UNAUDITED)

Place Capital Corporation (the “Adviser”) with respect to each of the funds comprising the Trust (the “Fund” or “Funds”), and separately and individually, the Advisory Agreements and  each of the Sub-Advisory Agreements by and among the Adviser, the Trust, and the firm engaged to provide day-to-day portfolio management services for the Funds, being Park Place Capital Corporation, the Adviser with respect to the Monteagle Enhanced Equity Income Fund and Parkway Advisers, L.P. with respect to the Monteagle Select Value Fund, J. Team Financial, Inc. with respect to The Texas Fund, G.W. Henssler & Associates, Ltd. with respect to the Monteagle Opportunity Equity Fund, and Luken Investment Analytics, LLC with respect to the Smart Diversification Fund (each, a “Sub-Adviser”).  The Independent Trustees were separately represented by independent legal counsel in connection with their consideration of the approval of the renewal of these agreements.

At the meeting, Counsel advised the Trustees, all of which are Independent Trustees, of their statutory and fiduciary obligations in determining whether to approve the renewal of the Advisory Agreements and Sub-Advisory Agreements. In connection with their consideration of these matters, the Independent Trustees requested such information from the Adviser as they deemed reasonably necessary to evaluate the terms of the Advisory Agreement and Sub-Advisory Agreements, and whether the Agreements continue to be in the best interests of each Fund and its shareholders; and the Adviser provided both written and oral information responsive to the Board’s requests. In particular, the Trustees requested and reviewed information provided by the Adviser related to the following: (i) the nature, extent, and quality of the services provided by the Adviser, (ii) the investment performance of each Fund; (iii) the costs of the services provided and the profits realized by the Adviser and each Subadvisor from their relationship with each Fund; (iv) the financial condition of the Adviser; (v) the extent to which economies of scale would be realized as each Fund grows; and (vi) whether fee levels reflect these economies of scale for the benefit of the Fund’s shareholders.

In considering the Management Services Agreements and the Sub-Advisory Agreements, the Trustees reviewed a variety of materials, which they received in advance of the meeting, relating to each Fund that they deemed relevant or necessary to consider in the approval process of the continuation of the Management Services Agreements and each Sub-Advisory Agreement.  The materials addressed the nature, extent and quality of services provided by the Adviser and each Sub-adviser, comparative performance of each Fund, fee, and expense information for an appropriate peer group of similar mutual funds for each Fund (each a “Peer Group”), performance information for the relevant benchmark for each Fund (each a “Fund Benchmark”), other relevant matters, and other information, which was provided to them on a periodic basis throughout the year. Prior to voting on the approval of the renewals, the Independent Trustees: (a) reviewed the foregoing information with their independent legal counsel; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Management Services Agreements and the Sub-Advisory Agreements; and (c) met with their independent legal counsel in private sessions at which no representatives of management were present. Throughout the process, the Trustees had the opportunity to ask questions, and answers to their questions were considered along with the other materials provided.

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MONTEAGLE FUNDS

ADDITIONAL INFORMATION (CONTINUED)

FEBRUARY 28, 2023 (UNAUDITED)

The Board did not identify any particular factor or information that was most relevant to its consideration to approve the agreements, and each Trustee may have afforded different weight to the various factors considered. The following is a summary of the Board’s consideration of various factors:

The Trustees considered various aspects of the nature, extent, and quality of the services provided by the Adviser and the Sub-Advisers to the Funds. In considering the nature, extent, and quality of the services provided by the Adviser, the Trustees reviewed information relating to the Adviser’s operations and personnel, noting that the Adviser is now an affiliated company of a banking institution. Among other things, the Adviser provided financial information, information about its professional staff, and descriptions of its organizational and management structure. The Trustees also considered information provided periodically throughout the previous year by the Adviser in quarterly Board meetings relating to the performance of its duties with respect to the Funds and the Trustees’ extensive knowledge of the Adviser’s management and the quality of the performance of the Adviser’s duties under the Management Services Agreements and Operating Services Agreements. During their deliberations regarding the Adviser, the Trustees evaluated, among other things: (i) the extent and quality of the Adviser’s oversight of the operation and management of the Funds; (ii) the Adviser’s ability to supervise the Funds’ other service providers; (iii) the extensive financial investment experience of its portfolio management personnel; and (iv) the Adviser’s compliance program. The Trustees also took into account that, in performing its functions under the Management Services Agreements, Operating Services Agreements and supervising each Sub-Adviser, the Adviser: performs periodic detailed analyses and reviews of the performance by each Sub-Adviser of its obligations to each Fund, including without limitation, analysis and review of portfolio and other compliance matters and review of the Sub-Adviser’s investment performance with respect to a Fund; prepares and presents periodic reports to the Board regarding the investment performance of the Sub-Adviser and other information regarding the Sub-Adviser, at such times and in such forms as the Board may reasonably request; performs periodic in-person or telephonic diligence meetings, including with respect to compliance matters, with representatives of each Sub-Adviser; assists the Board in developing and reviewing information with respect to the annual consideration of each Sub-Advisory Agreement at the request of the Board; and performs such other review and reporting functions as the Board shall reasonably request consistent with the Management Services Agreements, Operating Services Agreements and applicable law. The Trustees also considered the financial condition of the Adviser with respect to its ability to provide the services required under the Management Services Agreements and Operating Services Agreements.

The Trustees also reviewed information relating to each Sub-Adviser’s operations and personnel and the investment philosophy, strategies, and techniques (its “Investment Strategy”) used in managing the Fund for which it is contractually engaged as the Sub-Adviser. The Trustees considered specific information provided regarding the experience of the individuals as the Sub-Adviser with portfolio management responsibility for each Fund.

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MONTEAGLE FUNDS

ADDITIONAL INFORMATION (CONTINUED)

FEBRUARY 28, 2023 (UNAUDITED)

After reviewing and considering the foregoing information and further information in the materials provided by the Adviser and Sub-Advisers (including their Form ADVs), the Board concluded, in light of all the facts and circumstances, that the nature, extent, and quality of the services provided by the Adviser and each of the Sub-Advisers were satisfactory and adequate for their respective Funds.

In considering the investment performance of the Funds, the Trustees took into consideration that the Adviser has delegated day-to-day portfolio management to the Sub-Adviser for each respective Fund and that the Adviser’s role in regard to investment performance was largely one of oversight. The Trustees also noted the information about the Adviser’s personnel fulfilling that role, as well as the information about the Sub-Adviser portfolio managers managing each of the Funds’ portfolios day-to-day. The Trustees noted that while the Monteagle Enhanced Equity Income Fund has not yet began operations and therefore performance information with regard to this Monteagle Fund is not yet available for review and the Board could not evaluate the approval of the Adviser’s Agreement on a basis of performance.

In their evaluation of performance, the Trustees reviewed the performance of each Fund against the performance of its benchmark, the peer groups of funds with similar objectives managed by other investment advisers, and the aggregated data by category. The Trustees also noted the information about the performance of each Sub-Adviser was provided by the Adviser in the materials provided throughout the prior year.

As to the Monteagle Select Value Fund, the Trustees noted that the Fund was down -12.99% year-to-date through the Fund’s fiscal year end August compared to its Large Cap Value categories average, which was down -8.85%. However, the Trustees noted that the Fund was ahead of the S&P 500, which was down -16.14%. The Trustees also noted that the Fund trails its category over the last year but is ahead of its category over the last three, five, ten, and fifteen years and that Fund is in the top 12% in its category over the last ten years according to Morningstar. The Trustees noted that the Fund has returned 6.32% annualized since inception ahead of its Large Cap Value category average of 5.96%, which also trailed the S&P 500, which reported 7.36%. The Trustees noted that $100 invested in the Fund at inception would have grown to $446 compared to its category of $414 and the S&P at $570.

As to the Texas Fund, the Trustees noted that the Fund, year-to-date, was down -5.95% through the month of August; however it was ahead of its Mid-Cap Blend Category, which was down -14.09% and the S&P 500, which was down -16.14%. The Trustees noted that the Fund ranks in the top 5% of funds in its category and over the last one, three, and five years, the Fund was ahead of its category. The Trustees further noted that the Fund has gained 4.12% annualized since inception; during that period its category gained 7.85% while the S&P 500 gained 12.20%. The Trustees noted that $100 invested in the Fund at inception would have grown to $143, compared to the Mid-Cap Blend Category of $195 and S&P 500 of $275.

As to the Monteagle Opportunity Equity Fund, the Trustees noted that the Fund is a multi-class fund with an institutional class and an investor class. The Trustees noted

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MONTEAGLE FUNDS

ADDITIONAL INFORMATION (CONTINUED)

FEBRUARY 28, 2023 (UNAUDITED)

that the Opportunity Equity Fund joined the Monteagle Trust on May 25, 2019. The Trustees found that, year-to-date, the Opportunity Equity Institutional Class was down -7.13% and the Opportunity Equity Investor Class was down -7.43, each ahead of its Mid-Cap Blend Category, which was down -14.09% and the S&P 500 was down -16.14%. The Trustees noted that year-to-date the Fund ranked in the top 6% of funds in its category and for the last one-, three-, five-, and ten-year reporting periods, the Fund had a four-star Morningstar rating. The Trustees noted that the institutional fund class since inception has a higher annualized return of 9.35% than its category average of 8.60%. The Trustees noted that $100 invested in the Fund at inception would have grown to $283 compared to the Mid-Cap Blend Category Average of $263 and the S&P 500 of $390.

As to the Smart Diversification Fund, the Trustees noted that the Fund was launched on September 3, 2019, and therefore the Fund just earned its three-year performance figures. The Trustees noted that, year-to-date, the fund was down -17.61% through the month of August, trailing the Global Allocation Category average of -12.49% and ahead of the MSCI ACWI Index of -17.75%. The Trustees noted that the Fund trails its category but is ahead of the Index over the last year and is in the top 5% of its category for the three-year period ended September 30, 2022, with a return of 6.44%. The Trustees observed that the Fund has returned 10.66% annualized since inception which is ahead of its category average of 2.52% and the Index, which reported 7.50%. The Trustees noted that $100 invested in the Fund at inception would have grown to $134 compared to its category of $109 and the Index of $127.

As to the Monteagle Enhanced Equity Income Fund, the Trustees noted that the Fund is not yet operational. Therefore, performance figures are not yet available for which the Trustees can evaluate.

After considering and discussing the performance of each of the Funds further, the Adviser’s and each Sub-Adviser’s experience and the historical and comparative performance data provided, and other relevant information, the Board concluded, in light of all the facts and circumstances, that the investment performance of each of the Funds, the Adviser, and the Sub-Advisers satisfactory.

In considering the costs of the services provided and profits realized by the Adviser and the Sub-Advisers from their Relationships with the Funds, the Trustees noted the overall expenses of each Fund, the asset levels of each Fund and the gross and net expenses of the Funds as compared to gross and net expenses of a peer group of funds that may be considered similar. The Board was provided with information on the profitability of the Adviser. The Board discussed with the Adviser the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular Adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations, and the Adviser’s capital structure and cost of capital.

Semi-Annual Report | 60

MONTEAGLE FUNDS

ADDITIONAL INFORMATION (CONTINUED)

FEBRUARY 28, 2023 (UNAUDITED)

After further consideration of these elements, the Board concluded, considering all the facts and circumstances, that the costs of the services provided to the Funds and the profits realized by the Adviser and the Sub-Advisers from their relationships with the Funds were not unreasonable.

The Board considered potential ancillary benefits that might be received by the Adviser and each Sub-Adviser because of their relationship with the Funds. The Board concluded the Adviser’s and Sub-Advisers’ reputations, as well as other intangibles, a benefit as a result of being associated with the Funds. The Board concluded that the potential benefits to be derived included the ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by the Adviser and Sub-Advisers were consistent with the types of benefits generally derived by investment managers and Sub-Advisers to mutual funds.

After reviewing and considering the foregoing information and other information they deemed relevant with regard to these matters, the Board concluded, in light of all the facts and circumstances, that the other benefits derived by the Adviser or Sub-Advisers from their relationships with the Funds were satisfactory.

The Trustees also considered the extent to which economies of scale would be realized if the Funds grow and whether the advisory fee levels reflect those economies of scale for the benefit of the Funds’ shareholders. In this regard, the Trustees considered the breakpoints in effect on the advisory fee schedule for each of the Funds at various asset levels, which are aimed at sharing with shareholders any economies of scale that are realized from Fund growth. The Trustees also noted that certain of the sub-advisory fee schedules also have breakpoints at various asset levels. The Trustees also noted that the Adviser is engaged by each Fund to satisfy certain operating services expenses under a separate Operating Services Agreement, which has a fee schedule with various breakpoints at various asset levels, which is intended to benefit the shareholders.

After considering these factors, the Board concluded, in light of all the facts and circumstances, that the fee levels and breakpoints were satisfactory and adequate to reflect economies of scale for the benefit of the Funds’ shareholders if the Funds grow.

The Trustees also noted that the Adviser recommended to the Board that each of the Sub-Advisory Agreements be approved as proposed.

Having requested and received such information from the Adviser and Sub-Advisers as the Independent Trustees of the Board of Trustees believed to be reasonably necessary to evaluate renewing the Management Services Agreements and each Sub-Advisory Agreement, and as assisted by the advice of legal counsel, the Board, using their reasonable business judgment, concluded that the overall arrangements provided under the terms of the Management Services Agreements and each Sub-Advisory Agreement was a reasonable business arrangement and that the approval of the Management Services Agreements and each Sub-Advisory Agreement was in the best interests of the Trust and each Fund’s shareholders.

Semi-Annual Report | 61

THE MONTEAGLE FUNDS

Investment Adviser

Park Place Capital Corporation

2728 19th Place South, Suite 160

Homewood, AL 35209

Distributor

Arbor Court Capital, LLC.

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

Transfer Agent, Administrator

& Shareholder Servicing Agent

Mutual Shareholder Services, LLC.

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

(888) 263-5593

www.monteaglefunds.com

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by a current prospectus, which includes information regarding each Fund’s objectives and policies, experience of its management, marketability of shares, and other information.

Item 2. Code of Ethics  Not applicable.

Item 3. Audit Committee Financial Expert  Not applicable.

Item 4. Principal Accountant Fees and Services  Not applicable.

Item 5. Audit Committee of Listed Companies.   Not applicable.

Item 6. Schedule of Investments. Included in Report to Shareholders.

Item 7. Disclosure of Closed End fund Proxy Voting Policies/Procedures. Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9. Purchases of Equity Securities by Closed End Funds. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders. Not applicable.

Item 11.  Controls and Procedures.

(a)

Disclosure Controls & Procedures.  Principal executive and financial officers have concluded that Registrant’s disclosure controls & procedures are effective based on their evaluation as of a date within 90 days of the filing date of this report.

(b)

Internal Controls.  There were no significant changes in Registrant’s internal controls of in other factors that could significantly effect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12. Securities Lending Activities for Closed-End Management Investment Companies. Not applicable.

Item 13.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not Applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Monteagle Funds

By /s/ Paul B. Ordonio

   * Paul B. Ordonio

     President and Principal Executive Officer

Date May 2, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Paul B. Ordonio

   * Paul B. Ordonio

     President and Principal Executive Officer

Date May 2, 2023

By /s/ Umberto Anastasi

   * Umberto Anastasi

     Treasurer and Principal Financial Officer

Date May 2, 2023

* Print the name and title of each signing officer under his or her signature.